Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Company's Financial Assets and Liabilities

The following table presents fair value information as of December 31, 2025 and 2024 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. During the year ended December 31, 2025, there were no transfers amongst level 1, 2, and 3.

December 31, 2025	Total	Level 1	Level 2	Level 3
SPAC Private Placement Warrant liability	$419,446	-	$419,446	$
2025 Investor Warrant liability	3,191,215				3,191,215
Convertible note option liability	-	-	-		-
Earn-out share liability	2,543,600	-			2,543,600
Total	$6,154,261	-	$419,446		$5,734,815

December 31, 2024	Total	Level 1	Level 2	Level 3
SPAC Private Placement Warrant liability	$840,994	-	$840,994	$-
Convertible note option liability	60,000	-	-	60,000
Earn-out Share Liability	15,560,000	-	-	15,560,000
Total	$16,460,994	-	$840,994	$15,620,000

Schedule of Key Inputs into the Option Pricing Model Convertible Note Option Liability and Earn-Out Share Liability	The key inputs into the option pricing model were as follows at August 14, 2025 initial value, and at December 31, 2025:
	December 31, 2025	August 14, 2025
Stock Price	$0.64	$0.60
Expected term (years)	4.6	5.0
Volatility	81.9%	75.0%
Risk-Free Rate	3.70%	4.16%

The convertible note option liability was classified within Level 3 of the fair value hierarchy due to the use of unobservable inputs. The key inputs into the option pricing model for the convertible note option liability were as follows:

	December 31,
	2025	2024
Stock Price	$0.64	$3.81
Expected term (years)	0.20	1.2
Volatility	130.6%	75.0%
Risk-Free Rate	3.69%	4.18%
Interest rate	3.63%	6.49%
The key inputs for the Earn-out Share Liability were as follows:
	December 31,
	2025	2024
Stock Price	$0.64	$6.5
Expected term (years)	8.8	10.0
Volatility	81.67%	75.0%
Risk-Free Rate	4.08%	3.81%

Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability

The following table presents the changes in fair value of the 2025 Investor Warrant liability for the year ended December 31, 2025:

Balance, beginning of period, December 31, 2024	$-
Initial value, August 14, 2025	3,130,352
Change in fair value	76,963
Balance, end of period, December 31, 2025	$3,207,315

The following table presents the changes in fair value of the convertible note option liability for the year ended December 31, 2025:

Balance, beginning of period, December 31, 2024	$60,000
Change in fair value	(60,000)
Balance, end of period, December 31, 2025	$-

The following table presents the changes in fair value of the Earn-Out Share Liability for the year ended December 31, 2025:

Balance, beginning of period, December 31, 2024	$15,560,000
Change in fair value	(13,016,400)
Balance, end of period, December 31, 2025	$2,543,600